Other Payables (Schedule of Other Payables) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Payables [Abstract]
Employees and payroll accruals	€ 224	€ 111
Indemnification liability (refer to Note 18D)	2,100
Government authorities	155	185
Lease liability (S/T)	225
Derivatives (refer to Note 21)	766	365
Accrued expenses	1,430	2,316
Current tax	110	126
Total Other Current Payables	€ 5,010	€ 3,103